Liabilities For Pension Benefits - Underfunded Status (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		BRL 544,020	BRL 476,535
Defined benefit plans, current		144,589	129,662
Defined benefit plans, non-current		399,431	346,873
BrTREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		399,754	473,554
BrTREV Plans | Financing Obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	[1]	141,681
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		BRL 2,585	BRL 2,981

[1]	Represented by the agreement of financial obligations, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan's assets. This obligation represents the additional commitment between the provision recognized pursuant to the actuarial assumptions and the financial obligations agreement calculated based on the laws applicable to close-end pension funds, regulated by PREVIC.